UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JULY 31, 2015

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 74.7%
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	300,000		$301,875

Diversified Consumer Services - 1.4%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	420,000		436,800

Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	895,000	BRL	244,273	(a)
BSREP II Center Parcs Jersey 2 Ltd., Secured Bonds	7.000%	8/28/20	115,000	GBP	183,181	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	300,000		287,625	(a)

Total Hotels, Restaurants & Leisure					715,079

Media - 9.7%
Altice SA, Senior Secured Bonds	7.250%	5/15/22	470,000	EUR	526,501	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	3/15/21	280,000		284,900
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		375,038
Columbus International Inc., Senior Notes	7.375%	3/30/21	400,000		425,000	(a)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		356,606
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	400,000		407,000	(a)
United Group BV, Senior Secured Notes	7.875%	11/15/20	190,000	EUR	222,252	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	337,500	GBP	539,575	(a)

Total Media					3,136,872

Specialty Retail - 1.4%
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	170,000		132,525	(a)
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	100,000	EUR	85,563	(a)
New Look Secured Issuer PLC, Senior Secured Bonds	6.500%	7/1/22	160,000	GBP	244,242	(a)

Total Specialty Retail					462,330

TOTAL CONSUMER DISCRETIONARY					5,052,956

CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	9.750%	11/17/15	1,925,000	BRL	546,502

Food Products - 5.5%
Agrokor DD, Senior Notes	8.875%	2/1/20	260,000		280,951	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	355,000	GBP	529,439	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	610,000		626,775	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	333,000		356,726	(a)

Total Food Products					1,793,891

Tobacco - 3.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	370,000		324,675
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	660,000		704,550

Total Tobacco					1,029,225

TOTAL CONSUMER STAPLES					3,369,618

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	200,000		147,000
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	550,000		475,750
Denbury Resources Inc., Senior Notes	5.500%	5/1/22	300,000		237,750

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	400,000		$242,248
Penn Virginia Corp., Senior Notes	8.500%	5/1/20	505,000		237,350
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	400,000		334,000	(a)

TOTAL ENERGY					1,674,098

HEALTH CARE - 5.5%
Health Care Providers & Services - 4.6%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	650,000		692,250
HCA Inc., Senior Secured Notes	5.000%	3/15/24	465,000		484,182
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	315,000		324,450

Total Health Care Providers & Services					1,500,882

Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International Inc., Senior Notes	4.500%	5/15/23	120,000	EUR	129,813	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	160,000		166,384	(a)

Total Pharmaceuticals					296,197

TOTAL HEALTH CARE					1,797,079

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.2%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	730,000		719,050

Commercial Services & Supplies - 1.6%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	510,000		520,200	(a)

Construction & Engineering - 1.5%
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	665,000	EUR	479,831	(a)

Trading Companies & Distributors - 3.0%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	930,000		960,225

TOTAL INDUSTRIALS					2,679,306

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		141,225

MATERIALS - 12.1%
Chemicals - 5.5%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	550,000		503,937
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	340,000	EUR	365,937	(a)
Tronox Finance LLC, Senior Notes	6.375%	8/15/20	755,000		619,100
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		303,000	(a)

Total Chemicals					1,791,974

Construction Materials - 2.5%
Cemex Finance LLC, Senior Secured Notes	6.000%	4/1/24	800,000		804,120	(a)

Containers & Packaging - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	210,000	EUR	232,464	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	700,000		691,033	(a)

Total Containers & Packaging					923,497

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 1.2%
Constellium NV, Senior Bonds	5.750%	5/15/24	250,000		$207,500	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	200,000		195,500	(a)

Total Metals & Mining					403,000

TOTAL MATERIALS					3,922,591

TELECOMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 7.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		903,562	(a)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	775,000		798,250
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	100,000	EUR	104,312	(a)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	600,000		636,000	(a)

Total Diversified Telecommunication Services					2,442,124

Wireless Telecommunication Services - 6.4%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	300,000	EUR	338,536	(a)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	155,000	EUR	159,819	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	770,000		736,313
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	800,000		844,752

Total Wireless Telecommunication Services					2,079,420

TOTAL TELECOMMUNICATION SERVICES					4,521,544

UTILITIES - 3.3%
Electric Utilities - 1.9%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	540,000	EUR	597,681	(a)

Gas Utilities - 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	6.500%	5/20/21	200,000		208,000

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp., Senior Notes	7.375%	7/1/21	245,000		268,888

TOTAL UTILITIES					1,074,569

TOTAL CORPORATE BONDS & NOTES (Cost - $26,316,613)					24,232,986

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
Banc of America Commercial Mortgage Trust, 2007-3 B	5.575%	6/10/49	330,000		337,881	(b)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.131%	7/17/49	378,506	EUR	393,758	(b)(c)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.136%	6/16/49	362,033	EUR	327,462	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.126%	3/22/44	414,700	EUR	386,467	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AM	5.466%	6/12/47	705,000		741,192	(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.118%	2/26/49	192,597	EUR	191,949	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.116%	6/22/40	61,441	EUR	64,362	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.135%	12/28/50	173,032	EUR	178,346	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	5.997%	6/15/45	130,000		130,260	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,154,833)					2,751,677

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.7%
HEALTH CARE - 1.7%
Pharmaceuticals - 1.7%
Capsugel Holdings U.S. Inc., USD Term Loan B (Cost - $544,899)	3.500%	8/1/18	546,358	$545,772	(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,016,345)				27,530,435

			SHARES
SHORT-TERM INVESTMENTS - 13.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,234,229)	0.118%		4,234,229	4,234,229

TOTAL INVESTMENTS - 98.0% (Cost - $34,250,574#)				31,764,664
Other Assets in Excess of Liabilities - 2.0%				640,447

TOTAL NET ASSETS - 100.0%				$32,405,111

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$24,232,986	—	$24,232,986
Collateralized mortgage obligations	—	2,751,677	—	2,751,677
Senior loans	—	545,772	—	545,772

Total long-term investments	—	$27,530,435	—	$27,530,435

Short-term investments†	$4,234,229	—	—	4,234,229

Total investments	$4,234,229	$27,530,435	—	$31,764,664

Other financial instruments:
Futures contracts	$8,517	—	—	$8,517
Forward foreign currency contracts	—	$201,026	—	201,026

Total other financial instruments	$8,517	$201,026	$—	$209,543

Total	$4,242,746	$27,731,461	$—	$31,974,207

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward Foreign Currency Contracts	—	$53,710	—	$53,710

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$178,248
Gross unrealized depreciation	(2,664,158)

Net unrealized depreciation	$(2,485,910)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	7	9/15	$1,083,045	$1,091,562	$8,517

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	845,487	BRL	2,690,000	HSBC Bank USA, N.A.	8/6/15	$60,398
USD	722,512	EUR	655,000	Barclays Bank PLC	8/12/15	3,089
USD	489,166	EUR	435,000	Barclays Bank PLC	8/12/15	11,382
USD	1,811,896	EUR	1,600,000	Citibank, N.A.	8/12/15	54,529
EUR	1,590,000	USD	1,781,455	HSBC Bank USA, N.A.	8/12/15	(35,072)
EUR	760,000	USD	839,944	HSBC Bank USA, N.A.	8/12/15	(5,194)
USD	146,781	EUR	130,000	HSBC Bank USA, N.A.	8/12/15	3,995
USD	1,125,831	EUR	1,005,000	HSBC Bank USA, N.A.	8/12/15	21,985
USD	1,083,208	EUR	960,000	JPMorgan Chase & Co.	8/12/15	28,788
EUR	100,000	USD	111,771	Morgan Stanley & Co.	8/12/15	(1,935)
EUR	110,000	USD	124,194	Morgan Stanley & Co.	8/12/15	(3,375)
EUR	110,000	USD	123,845	Morgan Stanley & Co.	8/12/15	(3,026)
EUR	140,000	USD	156,906	Morgan Stanley & Co.	8/12/15	(3,136)
EUR	260,000	USD	286,368	Morgan Stanley & Co.	8/12/15	(796)
EUR	110,000	USD	119,197	Morgan Stanley & Co.	8/12/15	1,622
EUR	135,000	USD	147,663	Morgan Stanley & Co.	8/12/15	615
USD	356,890	EUR	320,000	Morgan Stanley & Co.	8/12/15	5,417
USD	96,469	EUR	85,000	Morgan Stanley & Co.	8/12/15	3,109
USD	134,192	EUR	120,000	Morgan Stanley & Co.	8/12/15	2,390
USD	95,293	EUR	85,000	Morgan Stanley & Co.	8/12/15	1,933
USD	88,701	EUR	80,000	Morgan Stanley & Co.	8/12/15	832
USD	44,063	EUR	40,000	Morgan Stanley & Co.	8/12/15	129
USD	48,070	GBP	31,000	HSBC Bank USA, N.A.	9/15/15	(327)
USD	179,452	GBP	115,000	HSBC Bank USA, N.A.	9/15/15	(84)
GBP	80,000	USD	124,082	Morgan Stanley & Co.	9/15/15	813
USD	249,025	GBP	160,000	Morgan Stanley & Co.	9/15/15	(765)

Total						$147,316

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015